CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Products	$ 12,480	$ 19,199	$ 16,770
Services	3,306	2,788	2,403
Total revenues	15,786	21,987	19,173
Cost of revenues :
Products	5,765	6,074	6,052
Services	417	606	434
Total cost of revenues	6,182	6,680	6,486
Gross profit	9,604	15,307	12,687
Operating expenses:
Research and development	6,102	5,866	4,310
Less - royalty-bearing participation	1,567	1,235	1,424
Research and development, net	4,535	4,631	2,886
Selling and marketing, net	8,515	9,962	6,971
General and administrative	2,107	2,234	1,538
Total operating expenses	15,157	16,827	11,395
Operating income (loss)	(5,553)	(1,520)	1,292
Financial expenses, net	(314)	(384)	(722)
Income (loss) before taxes on income	(5,867)	(1,904)	570
Taxes on Income	(120)
Net (loss) income	$ (5,987)	$ (1,904)	$ 570
Net (loss) income per share:
Basic net (loss) income per Ordinary Share	$ (0.93)	$ (0.30)	$ 0.11
Diluted net (loss) income per Ordinary Share	$ (0.93)	$ (0.30)	$ 0.10